Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Reconciliation Of Net Income To EBITDA

	For the Year Ended December 31,
	2012	2011	2010
Net income	$38,889	$45,003	$34,872
Add:
Interest and debt expense	35,765	27,617	13,550
Income tax expense (benefit)	1,206	1,251	(550)
Depreciation, amortization and accretion expense	51,908	33,812	22,359
EBITDA	$127,768	$107,683	$70,231

Schedule Of Reportable Segment Data

	Year Ended December 31, 2012
			Granite
	Barnett (1)	Fayetteville	Wash	Marcellus (2)	Other	Corporate	Total
Operating revenues	$20,396	$27,498	$39,450	$25,502	$12,874	$—	$125,720
Operating revenues - related party	112,637	—	1,106	—	—	—	113,743
Product purchases	125	523	20,543	—	2,662	—	23,853
Product purchases - related party	—	—	15,152	—	—	—	15,152
Operations and maintenance expense	26,881	8,537	2,250	2,491	2,949	—	43,108
General and administrative expense	—	—	—	—	—	29,582	29,582
EBITDA	$106,027	$18,438	$2,611	$23,011	$7,263	$(29,582)	$127,768
Goodwill	$—	$76,767	$14,211	$—	$4,053	$—	$95,031
Total assets	$618,647	$300,593	$80,876	$505,816	$81,862	$22,675	$1,610,469
Capital expenditures	$13,903	$10,954	$4,787	$17,079	$4,797	$1,052	$52,572

(1) Includes four months of operating income from the Devon Acquisition, from August 24, 2012 to December 31, 2012, subsequent to acquisition.

(2) Includes nine months of operating income from the Antero Acquisition, from March 26, 2012 to December 31, 2012, subsequent to acquisition.

			Year Ended December 31, 2011

			Granite
	Barnett	Fayetteville (1)	Wash (1)	Marcellus	Other (2)	(3)	Corporate	Total
Operating revenues	$8,859	$20,800	$38,213	$—	$6,723		$—	$74,595
Operating revenues - related party	131,225	—	—	—	—		—	131,225
Product purchases	—	1,302	33,245	—	4,240		—	38,787
Operations and maintenance expense	25,147	8,992	1,499	—	665		—	36,303
General and administrative expense	—	—	—	—	—		24,153	24,153
Gain from exchange of property, plant and equipment	—	—	—	—	—		1,106	1,106
EBITDA	$114,937	$10,506	$3,469	$—	$1,818		$(23,047)	$107,683
Goodwill	$—	$76,767	$16,861	$—	$—		$—	$93,628
Total assets	$545,656	$300,338	$77,313	$—	$85,307		$18,278	$1,026,892
Capital expenditures	$19,999	$17,757	$7,960	$—	$2,041		$648	$48,405

(1) Includes nine months of operating income for Fayetteville and Granite Wash, from April 1, 2011 to December 31, 2011, subsequent to acquisition.

(2) Includes approximately eleven months of operating income for Las Animas System, from February 16, 2011 to December 31, 2011, subsequent to acquisition.

(3) Includes two months of operating income for Sabine System, from November 1, 2011 to December 31, 2011, subsequent to acquisition.

	Year Ended December 31, 2010
			Granite
	Barnett	Fayetteville	Wash	Marcellus	Other	Corporate	Total
Operating revenues	$8,355	$—	$—	$—	$—	$—	$8,355
Operating revenues - related party	105,235	—	—	—	—	—	105,235
Operations and maintenance expense	25,702	—	—	—	—	—	25,702
General and administrative expense	—	—	—	—	—	17,657	17,657
EBITDA	$87,888	$—	$—	$—	$—	$(17,657)	$70,231
Total assets	$557,163	$—	$—	$—	$—	$13,464	$570,627
Capital expenditures	$69,069	$—	$—	$—	$—	$—	$69,069